Financial instruments and risk management - Interest rate risk management (Details) - Interest rate risk - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Probable (base value) | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 3,434,978	R$ 3,204,403
Probable (base value) | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,019,304	7,917,258
Probable (base value) | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,872,237	8,825,045
Probable (base value) | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	79,499	101,302
Probable (base value) | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23,897,418	25,195,489
Probable (base value) | Derivative financial instruments | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	2,866,436	128,277
Probable (base value) | Derivative options | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	2,389,964	979,705
Probable (base value) | Derivative swaps | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	476,472	(851,428)
Probable (base value) | Derivative swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ 476,472	R$ (851,428)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Market interest rate exposure, percentage of increase (decrease)	25.00%
Possible 25% | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (125,806)
Possible 25% | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(298,719)
Possible 25% | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(324,946)
Possible 25% | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,826)
Possible 25% | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(219,856)
Possible 25% | Derivative financial instruments | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,300,573)
Possible 25% | Derivative options | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(654,459)
Possible 25% | Derivative swaps | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(646,114)
Possible 25% | Derivative swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (130,162)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Market interest rate exposure, percentage of increase (decrease)	50.00%
Remote 50% | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (251,612)
Remote 50% | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(597,438)
Remote 50% | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(649,891)
Remote 50% | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,653)
Remote 50% | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(439,712)
Remote 50% | Derivative financial instruments | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2,445,303)
Remote 50% | Derivative options | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,256,399)
Remote 50% | Derivative swaps | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,188,904)
Remote 50% | Derivative swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (253,566)